TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets Operating Loss Carryforwards Subsidiaries	$ 263	$ 855
Tax rate	25.00%	25.00%	(23.00%)
Liability for uncertain tax positions current	$ 178	$ 1,874	$ 1,113
Potential withholding and distribution taxes	$ 320
Period of operating loss carryforwards	20 years
Canada [Member]
Tax rate	26.50%
Israel [Member]
Tax rate			23.00%
Minimum [Member]
Carry forward tax losses for subsidiaries, term	1 year
Subsidiary of Common Parent [Member]
Carry forward operating tax losses	$ 1,399	7,571
Parent Company [Member]
Carry forward operating tax losses	$ 1,024	$ 866
Non canadian subsidiaries [Member] | Minimum [Member]
Tax rate	19.00%
Non canadian subsidiaries [Member] | Maximum [Member]
Tax rate	30.00%